Junior Subordinated Debentures Held by Trust Subsidiaries - Summary of Junior Subordinated Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	$ 114,080
Principal Amount of Debenture Issued to Trust	118,110	$ 118,110	$ 118,110
Commercebank Capital Trust I | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2028
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 28,068
Annual Rate of Trust Preferred Securities and Debentures	8.90%
Commercebank Statutory Trust II | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2030
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 15,464
Annual Rate of Trust Preferred Securities and Debentures	10.60%
Commercebank Capital Trust III | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2031
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 10,400
Annual Rate of Trust Preferred Securities and Debentures	10.18%
Commercebank Capital Trust VI | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2033
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 9,537
Commercebank Capital Trust VI | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2033 | 3-month LIBOR
Debt Instrument [Line Items]
Variable rate	3.35%
Commercebank Capital Trust VII | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2033
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 8,248
Commercebank Capital Trust VII | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2033 | 3-month LIBOR
Debt Instrument [Line Items]
Variable rate	3.25%
Commercebank Capital Trust VIII | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2034
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 5,155
Commercebank Capital Trust VIII | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2034 | 3-month LIBOR
Debt Instrument [Line Items]
Variable rate	2.85%
Commercebank Capital Trust IX | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2038
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 25,774
Commercebank Capital Trust IX | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2038 | 3-month LIBOR
Debt Instrument [Line Items]
Variable rate	1.75%
Commercebank Capital Trust X | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2036
Debt Instrument [Line Items]
Principal Amount of Debenture Issued to Trust	$ 15,464
Commercebank Capital Trust X | Junior Subordinated Debt | Junior Subordinated Notes, Maturing 2036 | 3-month LIBOR
Debt Instrument [Line Items]
Variable rate	1.78%
Commercebank Capital Trust I
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	$ 26,830
Commercebank Statutory Trust II
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	15,000
Commercebank Capital Trust III
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	10,000
Commercebank Capital Trust VI
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	9,250
Commercebank Capital Trust VII
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	8,000
Commercebank Capital Trust VIII
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	5,000
Commercebank Capital Trust IX
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	25,000
Commercebank Capital Trust X
Debt Instrument [Line Items]
Amount of Trust Preferred Securities Issued by Trust	$ 15,000